Mergers and Acquisitions - Consideration paid (Details) (Wilton Bank ("Wilton"), USD $) In Thousands, unless otherwise specified	0 Months Ended
Nov. 05, 2013
Wilton Bank ("Wilton")
Business Acquisition [Line Items]
Cash consideration paid to Wilton shareholders	$ 5,035